General Information and Basis of Operation	12 Months Ended
Dec. 31, 2025
General Information and Basis of Operation [Abstract]
General information and basis of operation
1.	General information and basis of operation

Top Wealth Group Holding Limited is a limited liability company incorporated in incorporated in the Cayman Islands. Top Wealth Group Holding Limited together with its subsidiaries are defined as the “Company”. As of December 31, 2025, details of the Company and its subsidiaries are as follows:

Name of entity	Date of incorporation	Holding company	Nature of business
Top Wealth Group Holding Limited	February 1, 2023	Winwin Development Group Limited	Investment holding
Top Wealth (BVI) Group Limited	January 18, 2023	Top Wealth Group Holding Limited	Investment holding
Top Wealth Group (International) Limited	September 22, 2009	Top Wealth (BVI) Group Limited	Trading of caviar
TWG International Limited	December 11, 2024	Top Wealth (BVI) Group Limited	Inactive
TWG Group Limited	December 12, 2024	Top Wealth Group Holding Limited	Investment holding
TWG Capital Limited	December 23, 2024	TWG Group Limited	Trading of premium wine and health supplements

On March 21, 2023, the Company acquired 100% interest in Top Wealth (BVI) Group Limited (“Top Wealth BVI”), a company incorporated in the British Virgin Islands, at a nominal value of US$10 from the shareholders of Winwin. On March 24, 2023, the Company, through Top Wealth BVI, acquired 100% interest in the Top Wealth Group (International) Limited (“Top Wealth International”), a company incorporated and operating in Hong Kong, at a nominal consideration of US$10 from the shareholders of Winwin.

Top Wealth International have been trading caviar and premium wine. During the periods covered in these consolidated financial statements, the control of the entities has remained consistent, with Top Wealth Group Holding Limited always exercising control. Consequently, the combination has been considered as a corporate restructuring (“Reorganization”) of entities under common control. In compliance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods during which they were under common control. The current capital structure is retroactively reflected in prior periods as if it had existed at that time.

The consolidation of Top Wealth Group Holding Limited and its subsidiaries has been accounted for at historical cost and prepared as if the aforementioned transactions had been effective from the beginning of the first period presented in the accompanying consolidated financial statements.